Securities (Tables)	12 Months Ended
Dec. 31, 2017
Trading Securities [Abstract]
Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities
The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2017:
U.S. government agencies	$45,249	$—	$(290)	$44,959

	$45,249	$—	$(290)	$44,959

Available-for-sale Securities:
December 31, 2016:
U.S. government agencies	$39,000	$—	$(486)	$38,514
State and political subdivisions	1,249	3	—	1,252

	$40,249	$3	$(486)	$39,766

Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities, by Contractual Maturity
The amortized cost and fair value of available-for-sale securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale
	Amortized Cost	Fair Value
	(In thousands)

One to five years	$45,249	$44,959

Totals	$45,249	$44,959

Investments' Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in Continuous Unrealized Loss Position
The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016:

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

Total temporarily impaired securities	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$38,514	$(486)	$—	$—	$38,514	$(486)

Total temporarily impaired securities	$38,514	$(486)	$—	$—	$38,514	$(486)